Consolidated cash flow statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of profit before tax to net cash flows from operating activities:
Profit before tax		£ 5,943	£ 4,747	£ 4,223
Adjustment for non-cash items:
Credit impairment charges		1,866	1,617	1,578
Depreciation, amortisation and impairment of property, plant, equipment and intangibles		362	356	489
Provisions and pension charges		268	195	63
Net loss on disposal of investments and property, plant and equipment		13	9	7
Other non-cash movements including exchange rate movements		4,863	1,835	7,567
Changes in operating assets and liabilities
Net decrease in cash collateral and settlement balances		2,252	2,060	31
Net (increase)/decrease in loans and advances at amortised cost		(7,782)	(2,556)	8,313
Net increase in reverse repurchase agreements and other similar secured lending		(14,269)	(2,290)	(378)
Net increase in deposits at amortised cost		25,375	17,578	10,219
Net increase/(decrease) in debt securities in issue		21,426	(9,850)	(14,359)
Net (decrease)/increase in repurchase agreements and other similar secured borrowing		(10,746)	843	16,589
Net decrease/(increase) in derivative financial instruments		1,590	(6,794)	7,539
Net (increase)/decrease in trading portfolio assets		(23,499)	8,322	(40,795)
Net increase/(decrease) in trading portfolio liabilities		647	(1,579)	(14,699)
Net increase/(decrease) in financial assets and liabilities at fair value through the income statement		20,593	(6,415)	33,410
Net increase in other assets		(167)	(3,962)	(1,301)
Net decrease in other liabilities		(384)	(1,440)	(1,864)
Corporate income tax paid		(248)	(685)	(265)
Net cash from operating activities		28,103	1,991	16,367
Cash flows from (used in) investing activities
Purchase of debt securities at amortised cost		(15,658)	(27,617)	(14,901)
Proceeds from redemption or sale of debt securities at amortised cost		9,828	16,922	2,681
Purchase of financial assets at fair value through other comprehensive income		(29,747)	(52,347)	(50,254)
Proceeds from sale or redemption of financial assets at fair value through other comprehensive income		38,246	51,803	44,126
Purchase of property, plant and equipment and investment in intangibles		(574)	(512)	(439)
Acquisition of business		0	(232)	0
Other cash flows associated with investing activities	[1]	0	2,749	0
Net cash from investing activities		2,095	(9,234)	(18,787)
Cash flows from (used in) financing activities
Dividends paid and other coupon payments on equity instruments		(3,385)	(2,615)	(2,196)
Issuance of subordinated liabilities		9,808	11,222	5,986
Redemption of subordinated liabilities		(5,665)	(5,067)	(7,431)
Issue of shares and other equity instruments		2,770	970	2,499
Repurchase of shares and other equity instruments		(2,198)	(2,131)	(2,425)
Vesting of employee share schemes		(530)	(448)	(442)
Net cash from financing activities		800	1,931	(4,009)
Effect of exchange rates on cash and cash equivalents		(1,740)	(2,405)	(5,013)
Net increase/(decrease) in cash and cash equivalents		29,258	(7,717)	(11,442)
Cash and cash equivalents at beginning of year		200,695	208,412	219,854
Cash and cash equivalents at end of year		229,953	200,695	208,412
Cash and cash equivalents comprise:
Cash and balances at central banks		208,544	180,365	189,686
Loans and advances to banks with original maturity of three months or less		7,802	7,758	7,117
Cash collateral balances with central banks with original maturity of three months or less		11,625	11,025	10,325
Treasury and other eligible bills with original maturity of three months or less		1,982	1,547	1,284
Cash and cash equivalents at end of year		£ 229,953	£ 200,695	£ 208,412

[1]	This relates to the net proceeds from the sale of the Italian retail mortgage portfolio.